Dividends - Summary of Dividends (Parenthetical) (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions						12 Months Ended
	Sep. 15, 2017	Jun. 22, 2017	Sep. 21, 2016	Jun. 08, 2016	Sep. 18, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend attributable to owners [Abstract]
Dividends attributable to owners of the Company, per share	¥ 0.06926	¥ 0.03801	¥ 0.02131	¥ 0.02486	¥ 0.06247	¥ 0.06074
Dividends attributable to owners of the Company, total amount paid	¥ 12,676	¥ 6,957	¥ 3,899	¥ 4,550	¥ 11,433	¥ 30,030	¥ 12,732	¥ 34,520
Dividends attributable to owners of the Company, proposed total						¥ 11,117